Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Intangible Assets [Abstract]
Gross Amount	$ 769	$ 703
Accumulated Amortization	(383)	(332)
Amortization expense for intangible assets	83	88	79
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Annual amortization for 2014	90
Annual amortization for 2015	73
Annual amortization for 2016	65
Annual amortization for 2017	54
Annual amortization for 2018	44
Product and process technology [Member]
Intangible Assets [Abstract]
Gross Amount	642	575
Accumulated Amortization	(269)	(234)
Product and process technology intangible asset capitalized during period	100	47
Product and process technology intangible asset capitalized during period, weighted-average useful lives (in years)	7 years	10 years
Customer relationships [Member]
Intangible Assets [Abstract]
Gross Amount	127	127
Accumulated Amortization	(114)	(98)
Other [Member]
Intangible Assets [Abstract]
Gross Amount	0	1
Accumulated Amortization	$ 0	$ 0